Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPDR SERIES TRUST
Prospectus Date	rr_ProspectusDate	Jun. 20, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Important Notice Regarding Change in ETF Name and Related Matters

SPDR® Series Trust

SPDR Kensho Clean Power ETF

SPDR Kensho Final Frontiers ETF

SPDR New Economies Composite ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 20, 2019

to the Prospectus and

Statement of Additional Information (“SAI”) each dated October 22, 2018,

as may be supplemented from time to time

Effective June 25, 2019 (the “Effective Date”), each Fund’s name and, except for the SPDR Kensho New Economies Composite ETF, ticker symbol will change. Accordingly, as of the Effective Date, all references to each Fund’s name and ticker symbol (as applicable) in the Prospectus and SAI are deleted and replaced as follows:

Current ETF Name (Ticker)	New ETF Name (Ticker)
SPDR Kensho Clean Power ETF (XKCP)	SPDR S&P Kensho Clean Power ETF (CNRG)
SPDR Kensho Final Frontiers ETF (XKFF)	SPDR S&P Kensho Final Frontiers ETF (ROKT)
SPDR Kensho New Economies Composite ETF (KOMP)	SPDR S&P Kensho New Economies Composite ETF (KOMP)

No changes to the Principal Investment Strategies or Principal Risks of the Funds will occur due to these changes.

Important Notice Regarding Change in ETF Name and Related Matters

SPDR® Series Trust

SPDR Kensho Intelligent Structures ETF

SPDR Kensho Smart Mobility ETF

SPDR Future Security ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 20, 2019 to the Prospectus and

Statement of Additional Information (“SAI”)

each dated October 31, 2018, as supplemented from time to time

Effective June 25, 2019 (the “Effective Date”), each Fund’s name and ticker symbol will change. Accordingly, as of the Effective Date, all references to each Fund’s name and ticker symbol in the Prospectus and SAI are deleted and replaced as follows:

Current ETF Name (Ticker)	New ETF Name (Ticker)
SPDR Kensho Intelligent Structures ETF (XKII)	SPDR S&P Kensho Intelligent Structures ETF (SIMS)
SPDR Kensho Smart Mobility ETF (XKST)	SPDR S&P Kensho Smart Mobility ETF (HAIL)
SPDR Kensho Future Security ETF (XKFS)	SPDR S&P Kensho Future Security ETF (FITE)

No changes to the Principal Investment Strategies or Principal Risks of the Funds will occur due to these changes.

SPDR Kensho Clean Power ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Important Notice Regarding Change in ETF Name and Related Matters

SPDR® Series Trust

SPDR Kensho Clean Power ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 20, 2019

to the Prospectus and

Statement of Additional Information (“SAI”) each dated October 22, 2018,

as may be supplemented from time to time

Effective June 25, 2019 (the “Effective Date”), each Fund’s name and, except for the SPDR Kensho New Economies Composite ETF, ticker symbol will change. Accordingly, as of the Effective Date, all references to each Fund’s name and ticker symbol (as applicable) in the Prospectus and SAI are deleted and replaced as follows:

Current ETF Name (Ticker)	New ETF Name (Ticker)
SPDR Kensho Clean Power ETF (XKCP)	SPDR S&P Kensho Clean Power ETF (CNRG)

No changes to the Principal Investment Strategies or Principal Risks of the Funds will occur due to these changes.

SPDR Kensho Final Frontiers ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Important Notice Regarding Change in ETF Name and Related Matters

SPDR® Series Trust

SPDR Kensho Final Frontiers ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 20, 2019

to the Prospectus and

Statement of Additional Information (“SAI”) each dated October 22, 2018,

as may be supplemented from time to time

Effective June 25, 2019 (the “Effective Date”), each Fund’s name and, except for the SPDR Kensho New Economies Composite ETF, ticker symbol will change. Accordingly, as of the Effective Date, all references to each Fund’s name and ticker symbol (as applicable) in the Prospectus and SAI are deleted and replaced as follows:

Current ETF Name (Ticker)	New ETF Name (Ticker)
SPDR Kensho Final Frontiers ETF (XKFF)	SPDR S&P Kensho Final Frontiers ETF (ROKT)

No changes to the Principal Investment Strategies or Principal Risks of the Funds will occur due to these changes.

SPDR Kensho New Economies Composite ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Important Notice Regarding Change in ETF Name and Related Matters

SPDR® Series Trust

SPDR New Economies Composite ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 20, 2019

to the Prospectus and

Statement of Additional Information (“SAI”) each dated October 22, 2018,

as may be supplemented from time to time

Effective June 25, 2019 (the “Effective Date”), each Fund’s name and, except for the SPDR Kensho New Economies Composite ETF, ticker symbol will change. Accordingly, as of the Effective Date, all references to each Fund’s name and ticker symbol (as applicable) in the Prospectus and SAI are deleted and replaced as follows:

Current ETF Name (Ticker)	New ETF Name (Ticker)
SPDR Kensho New Economies Composite ETF (KOMP)	SPDR S&P Kensho New Economies Composite ETF (KOMP)

No changes to the Principal Investment Strategies or Principal Risks of the Funds will occur due to these changes.

SPDR Kensho Intelligent Structures ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Important Notice Regarding Change in ETF Name and Related Matters

SPDR® Series Trust

SPDR Kensho Intelligent Structures ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 20, 2019 to the Prospectus and

Statement of Additional Information (“SAI”)

each dated October 31, 2018, as supplemented from time to time

Effective June 25, 2019 (the “Effective Date”), each Fund’s name and ticker symbol will change. Accordingly, as of the Effective Date, all references to each Fund’s name and ticker symbol in the Prospectus and SAI are deleted and replaced as follows:

Current ETF Name (Ticker)	New ETF Name (Ticker)
SPDR Kensho Intelligent Structures ETF (XKII)	SPDR S&P Kensho Intelligent Structures ETF (SIMS)

No changes to the Principal Investment Strategies or Principal Risks of the Funds will occur due to these changes.

SPDR Kensho Smart Mobility ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Important Notice Regarding Change in ETF Name and Related Matters

SPDR® Series Trust

SPDR Kensho Smart Mobility ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 20, 2019 to the Prospectus and

Statement of Additional Information (“SAI”)

each dated October 31, 2018, as supplemented from time to time

Effective June 25, 2019 (the “Effective Date”), each Fund’s name and ticker symbol will change. Accordingly, as of the Effective Date, all references to each Fund’s name and ticker symbol in the Prospectus and SAI are deleted and replaced as follows:

Current ETF Name (Ticker)	New ETF Name (Ticker)
SPDR Kensho Smart Mobility ETF (XKST)	SPDR S&P Kensho Smart Mobility ETF (HAIL)

No changes to the Principal Investment Strategies or Principal Risks of the Funds will occur due to these changes.

SPDR Kensho Future Security ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Important Notice Regarding Change in ETF Name and Related Matters

SPDR® Series Trust

SPDR Future Security ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 20, 2019 to the Prospectus and

Statement of Additional Information (“SAI”)

each dated October 31, 2018, as supplemented from time to time

Effective June 25, 2019 (the “Effective Date”), each Fund’s name and ticker symbol will change. Accordingly, as of the Effective Date, all references to each Fund’s name and ticker symbol in the Prospectus and SAI are deleted and replaced as follows:

Current ETF Name (Ticker)	New ETF Name (Ticker)
SPDR Kensho Future Security ETF (XKFS)	SPDR S&P Kensho Future Security ETF (FITE)

No changes to the Principal Investment Strategies or Principal Risks of the Funds will occur due to these changes.